Goodwill And Other Intangibles (Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	$ 3,836	$ 3,615
Less: accumulated amortization	2,147	1,943
Net carrying amount	1,689	1,672
Amortization of intangible assets	313	298	318
Future amortization expense, 2015	330
Future amortization expense, 2016	278
Future amortization expense, 2017	239
Future amortization expense, 2018	195
Future amortization expense, 2019	163
Customer Relationships [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,594	1,482
Less: accumulated amortization	643	533
Net carrying amount	951	949
Intellectual Property [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,052	1,023
Less: accumulated amortization	613	565
Net carrying amount	439	458
Capitalized Software [Member]
Intangibles Other Than Goodwill [Line Items]
Gross carrying amount	1,190	1,110
Less: accumulated amortization	891	845
Net carrying amount	$ 299	$ 265